UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2011

Date of reporting period:  May 31, 2010

Item 1. Schedule of Investments.

Alternative Strategies Mutual Fund
Schedule of Investments
May 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 35.31%
Administrative and Support Services - 0.57%
Manpower, Inc.	$1,438	65,731
Paychex, Inc.	4,100	117,014
		182,745
Ambulatory Health Care Services - 0.18%
Davita, Inc. (a)	900	57,087
Beverage and Tobacco Product Manufacturing - 1.99%
Altria Group, Inc.	6,038	122,511
British American Tobacco PLC - ADR	1,000	58,550
Cia Cervecerias Unidas SA - ADR	1,171	47,882
Coca-Cola Co.	2,305	118,477
Constellation Brands, Inc. (a)	3,000	49,980
Diageo PLC - ADR	1,200	73,536
Loews Corporation	1,121	36,444
Molson Coors Brewing Co.	1,500	61,560
Reynolds American, Inc.	1,342	69,972
		638,912
Broadcasting (except Internet) - 0.12%
Grupo Televisa SA - ADR	2,101	39,058
Building Material and Garden Equipment and Supplies Dealers - 0.31%
Lowe's Companies, Inc.	3,967	98,183
Chemical Manufacturing - 1.03%
Bristol-Myers Squibb Co.	3,966	92,051
EI du Pont de Nemours & Company	2,343	84,746
Novartis AG - ADR	1,000	45,010
Sanofi-Aventis SA - ADR	1,800	53,838
Teva Pharmaceutical Industries Ltd. - ADR	1,000	54,820
		330,465
Computer and Electronic Product Manufacturing - 2.29%
Dell, Inc. (a)	2,741	36,538
L-3 Communications Holdings, Inc.	1,155	95,438
Lexmark International, Inc. (a)	940	35,297
LG Display Co., Ltd. - ADR	2,974	53,205
Nokia OYJ - ADR	4,000	40,480
Northrop Grumman Corp.	2,502	151,346
NVIDIA Corp. (a)	2,400	31,536
Raytheon Co.	1,250	65,512
Research In Motion Ltd. (a)	700	42,490
Sony Corp. - ADR	2,500	76,950
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	10,834	105,631
		734,423
Construction of Buildings - 0.12%
Desarrolladora Homex SAB de CV - ADR (a)	1,500	39,540
Credit Intermediation and Related Activities - 3.61%
ABSA Group Ltd. - ADR	930	31,736
Banco Bilbao Vizcaya Argentaria SA - ADR	2,000	20,800
Banco Latinoamericano de Comercio Exterior SA	5,000	64,600
Banco Santander SA - ADR	5,500	55,825
The Bank Holdings, Inc. (a)	18,289	2,698
Bank Mandiri Tbk PT - ADR	3,730	20,515
Barclays PLC - ADR	2,500	44,050
BB&T Corp.	3,066	92,716
China Construction Bank Corp. - ADR	604	23,985
Citigroup, Inc. (a)	10,037	39,747
Commercial International Bank Egypt SAE - ADR	3,130	38,499
Credicorp Ltd.	700	61,803
Credit Suisse Group AG - ADR	1,600	61,904
Fifth Third Bancorp	6,459	83,902
Grupo Financiero Banorte SAB de CV - ADR	816	15,751
ICICI Bank Ltd. - ADR	1,166	42,897
Industrial & Commercial Bank of China - ADR (a)	1,210	44,649
Malayan Banking Bhd. - ADR	12,914	54,626
Meritor Savings Bank (a)	41,000	96,350
Regions Financial Corporation	12,323	94,024
Shinhan Financial Group Co., Ltd. - ADR	842	59,033
SunTrust Banks, Inc.	3,968	106,938
		1,157,048
Electrical Equipment, Appliance, and Component Manufacturing - 0.12%
Harbin Electric, Inc. (a)	2,000	39,680
Fabricated Metal Product Manufacturing - 0.09%
Cameron International Corp. (a)	800	28,960
Food and Beverage Stores - 0.46%
Kroger Co.	3,430	69,046
Safeway, Inc.	3,482	77,091
		146,137
Food Manufacturing - 0.69%
Archer-Daniels-Midland Co.	3,800	96,026
JM Smucker Co.	1,850	102,157
Zhongpin, Inc. (a)	2,000	24,320
		222,503
Food Services and Drinking Places - 0.40%
Starbucks Corp.	5,000	129,450
Forestry and Logging - 0.10%
Weyerhaeuser Co.	741	31,552
Funds, Trusts, and Other Financial Vehicles - 0.22%
Taiwan Fund, Inc. (a)	5,418	69,459
General Merchandise Stores - 0.92%
Costco Wholesale Corporation	1,911	111,316
JC Penney Company, Inc.	1,675	46,046
Macy's, Inc.	2,065	45,864
Sears Holdings Corp. (a)	1,060	93,343
		296,569
Health and Personal Care Stores - 0.60%
McKesson Corporation	1,822	127,540
Medco Health Solutions, Inc. (a)	1,132	65,260
		192,800
Heavy and Civil Engineering Construction - 0.61%
Aveng Ltd. - ADR (a)	3,900	37,264
Chicago Bridge & Iron Company NV (a)	2,500	49,675
Fluor Corporation	2,300	107,916
		194,855
Insurance Carriers and Related Activities - 3.32%
Aflac, Inc. (a)	1,200	53,655
Allstate Corp.	4,126	126,379
American International Group, Inc. (a)	2,591	91,670
Berkshire Hathaway Inc. (a)	1,700	119,935
Chubb Corp.	821	41,247
Fidelity National Financial, Inc.	2,733	39,410
Humana, Inc. (a)	1,599	73,634
ING Groep NV - ADR (a)	5,500	43,560
Prudential Financial, Inc.	1,600	92,336
Travelers Companies, Inc.	3,325	164,488
UnitedHealth Group, Inc.	789	22,936
Unum Group	4,464	103,118
WellPoint, Inc. (a)	1,802	92,443
		1,064,811
Machinery Manufacturing - 0.14%
Pitney Bowes, Inc.	1,948	44,103
Management of Companies and Enterprises - 0.26%
Genting Bhd. - ADR (a)	2,000	20,419
Goldman Sachs Group, Inc.	440	63,474
		83,893
Merchant Wholesalers, Nondurable Goods - 0.74%
AmerisourceBergen Corp.	2,925	91,494
Cardinal Health, Inc.	2,257	77,844
Sysco Corp.	2,254	67,192
		236,530
Mining (except Oil and Gas) - 2.03%
BHP Billiton Ltd. - ADR	1,100	71,324
Cia de Minas Buenaventura SA - ADR	1,500	54,000
Gold Fields Ltd. - ADR	4,000	55,000
Harmony Gold Mining Co., Ltd. - ADR	5,000	48,400
Peabody Energy Corp.	1,600	62,336
St Andrew Goldfields Ltd. (a)	250,000	254,181
Thompson Creek Metals Co., Inc. (a)	5,000	49,250
Vale SA - ADR	948	25,776
Yanzhou Coal Mining Co., Ltd. - ADR	1,363	31,908
		652,175
Motion Picture and Sound Recording Industries - 0.47%
Time Warner, Inc.	4,852	150,363
Nonmetallic Mineral Product Manufacturing - 0.10%
Pretoria Portland Cement Co., Ltd. - ADR	4,000	33,240
Oil and Gas Extraction - 1.37%
Canadian Natural Resource Ltd.	600	41,676
CNOOC Ltd. - ADR	360	56,355
Marathon Oil Corp.	2,801	87,083
PetroChina Co., Ltd. - ADR	628	67,384
PTT Exploration & Production PLC - ADR	3,102	27,156
Sasol Ltd. - ADR	2,287	82,332
Southwestern Energy Co. (a)	800	30,088
Total SA - ADR	1,000	46,630
		438,704
Paper Manufacturing - 0.10%
Kimberly-Clark de Mexico SAB de CV - ADR	1,241	33,643
Petroleum and Coal Products Manufacturing - 2.87%
Chevron Corporation	2,060	152,172
China Petroleum & Chemical Corp. - ADR	572	44,993
ConocoPhillips	3,366	174,561
ENI SPA - ADR	1,000	37,550
Exxon Mobil Corporation	5,255	317,717
Hess Corp.	1,643	87,408
Sunoco, Inc.	2,271	67,835
Valero Energy Corporation	1,994	37,248
		919,484
Primary Metal Manufacturing - 0.59%
Aluminum Corp. of China Ltd. - ADR (a)	1,820	38,220
POSCO - ADR	542	52,233
Tenaris SA - ADR	693	25,724
Ternium SA - ADR (a)	738	25,129
Usinas Siderurgicas de Minas Gerais SA - ADR	1,874	47,787
		189,093
Professional, Scientific, and Technical Services - 1.00%
Celgene Corp. (a)	1,450	76,502
Cognizant Technology Solutions Group (a)	2,100	105,084
Computer Sciences Corp. (a)	2,379	118,926
Infosys Technologies Ltd. - ADR	323	18,582
		319,094
Publishing Industries (except Internet) - 0.83%
Intuit Inc. (a)	1,400	50,036
Microsoft Corp.	2,000	51,600
News Corp.	5,092	67,214
News Corp.	3,500	53,760
SAP AG - ADR	1,000	42,430
		265,040
Rail Transportation - 0.30%
CSX Corp.	1,000	52,250
Guangshen Railway Co., Ltd. - ADR	2,500	43,350
		95,600
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.65%
CME Group, Inc.	350	110,827
Deutsche Bank AG	900	53,613
NASDAQ OMX Group, Inc. (a)	2,400	44,616
		209,056
Support Activities for Mining - 0.38%
Gazprom OAO - ADR (a)	5,990	123,094
Telecommunications - 2.70%
Advanced Info Service PCL - ADR	8,897	20,908
America Movil SAB de CV - ADR	2,244	106,231
AT&T, Inc.	7,839	190,488
China Mobile Limited - ADR	2,677	124,668
DIRECTV, Inc. (a)	2,250	84,803
Millicom International Cellular SA	400	31,972
Orascom Telecom Holding SAE - ADR	4,400	21,028
Philippine Long Distance Telephone Co. - ADR	648	33,378
Telefonica SA - ADR	600	34,422
Telekomunikacja Polska SA - ADR	6,162	29,040
Time Warner Cable, Inc.	1,838	100,594
Verizon Communications, Inc.	3,162	87,018
		864,550
Transportation Equipment Manufacturing - 1.16%
Boeing Co.	1,275	81,830
Empresa Brasileira de Aeronautica SA - ADR	1,932	42,079
General Dynamics Corp.	900	61,110
Lockheed Martin Corp.	700	55,944
United Technologies Corp.	1,959	131,997
		372,960
Utilities - 1.86%
Ameren Corp.	1,717	42,341
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	1,500	56,730
Edison International	3,509	113,551
Enersis SA - ADR	4,005	75,495
Entergy Corp.	501	37,610
Exelon Corp.	3,327	128,422
NRG Energy, Inc. (a)	2,960	69,116
Siemens AG - ADR	800	71,624
		594,889
Wholesale Electronic Markets and Agents and Brokers - 0.01%
General Metals Corp. (a)	110,000	3,960
TOTAL COMMON STOCKS (Cost $11,750,764)		$11,323,708

CONVERTIBLE PREFERRED STOCKS - 0.49%
Food Manufacturing - 0.25%
Bunge Limited	1,000	80,000
Oil and Gas Extraction - 0.24%
Chesapeake Energy Corp.	1,000	78,375
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $186,367)		$158,375

PREFERRED STOCKS - 0.41%
Oil and Gas Extraction - 0.19%
Petroleo Brasileiro SA	2,000	61,940
Telecommunications - 0.09%
Vivo Participacoes SA	1,000	27,320
Utilities - 0.13%
Cia Paranaense de Energia	2,193	40,680
TOTAL PREFERRED STOCKS (Cost $162,823)		$129,940

	Principal
	Amount	Value
CONVERTIBLE BONDS - 14.31%
Broadcasting (except Internet) - 0.50%
Central European Media Enterprises Ltd.
3.500%, 03/15/2013	200,000	160,750
Chemical Manufacturing - 0.89%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	150,000	124,125
Mylan, Inc.
3.750%, 09/15/2015	100,000	159,875
		284,000
Computer and Electronic Product Manufacturing - 0.89%
Comtech Telecommunications Corp.
3.000%, 05/01/2029	200,000	202,500
SunPower Corp.
1.250%, 02/15/2027	100,000	83,500
		286,000
Credit Intermediation and Related Activities - 0.29%
AmeriCredit Corp.
2.125%, 09/15/2013	100,000	93,000
Data Processing, Hosting and Related Services - 0.62%
DST Systems Inc.
4.125%, 08/15/2023	200,000	197,250
Electrical Equipment, Appliance, and Component Manufacturing - 0.88%
General Cable Corp.
4.500%, 11/15/2029	100,000	106,125
Greatbatch, Inc.
2.250%, 06/15/2013	200,000	177,500
		283,625
Funds, Trusts, and Other Financial Vehicles - 0.29%
ProLogis
3.250%, 03/15/2015	100,000	94,125
Insurance Carriers and Related Activities - 0.29%
Molina Healthcare, Inc.
3.750%, 10/01/2014	100,000	92,625
Merchant Wholesalers, Durable Goods - 0.38%
Henry Schein, Inc.
3.000%, 08/15/2034	100,000	123,125
Mining (except Oil and Gas) - 0.39%
Massey Energy Co.
3.250%, 08/01/2015	150,000	124,875
Miscellaneous Manufacturing - 0.48%
Kinetic Concepts, Inc.
3.250%, 04/15/2015	150,000	154,125
Motion Picture and Sound Recording Industries - 0.63%
Rovi Corp.
2.625%, 03/15/2040	200,000	203,000
Nonstore Retailers - 0.54%
Sotheby's
3.125%, 06/15/2013	150,000	171,750
Plastics and Rubber Products Manufacturing - 0.29%
GenCorp, Inc.
2.250%, 11/15/2024	100,000	93,375
Primary Metal Manufacturing - 0.57%
Sterlite Industries India Ltd.
4.000%, 10/30/2014	200,000	181,750
Publishing Industries (except Internet) - 0.79%
Concur Technologies, Inc.
2.500%, 04/15/2015	150,000	151,875
CSG Systems International, Inc.
3.000%, 03/01/2017	100,000	102,250
		254,125
Real Estate - 0.83%
Corporate Office Properties LP
3.500%, 09/15/2026	150,000	148,125
Forest City Enterprises, Inc.
5.000%, 10/15/2016	100,000	118,500
		266,625
Support Activities for Mining - 1.46%
Exterran Energy Corp.
4.750%, 01/15/2014	100,000	95,750
Global Industries Ltd.
2.750%, 08/01/2027	300,000	189,000
Helix Energy Solutions Group, Inc.
3.250%, 12/15/2025	100,000	89,375
SESI LLC
1.500%, 12/15/2026	100,000	93,375
		467,500
Telecommunications - 0.98%
Equinix, Inc.
4.750%, 06/15/2016	100,000	129,250
NII Holdings, Inc.
3.125%, 06/15/2012	200,000	185,000
		314,250
Transportation Equipment Manufacturing - 1.04%
BorgWarner, Inc.
3.500%, 04/15/2012	150,000	193,500
Ford Motor Company
4.250%, 11/15/2016	100,000	141,000
		334,500
Waste Management and Remediation Services - 0.48%
Covanta Holding Corp.
3.250%, 06/01/2014	150,000	153,938
Water Transportation - 0.80%
DryShips, Inc.
5.000%, 12/01/2014	200,000	178,250
Hornbeck Offshore Services Inc.
1.625%, 11/15/2026	100,000	79,500
		257,750
TOTAL CONVERTIBLE BONDS (Cost $4,684,944)		$4,592,063

CORPORATE BONDS - 4.83%
Broadcasting (except Internet) - 0.66%
Liberty Media Corp.
3.125%, 03/30/2023	200,000	212,250
Executive, Legislative, and Other General Government Support - 1.23%
City Of Buenos Aires
12.500%, 04/06/2015	400,000	394,000
Funds, Trusts, and Other Financial Vehicles - 1.28%
Bumi Capital Pte Ltd.
12.000%, 11/10/2016	400,000	410,000
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.59%
Knight Capital Group, Inc.
3.500%, 03/15/2015	200,000	189,180
Telecommunications - 1.07%
Axtel SAB de CV
9.000%, 09/22/2019	400,000	342,000
TOTAL CORPORATE BONDS (Cost $1,612,649)		$1,547,430

EXCHANGE TRADED FUNDS - 19.28%
Industrial Select Sector SPDR Fund	6,100	180,743
iShares MSCI Brazil Index Fund	2,503	158,966
iShares MSCI Chile Investable Market Index Fund	446	24,713
iShares MSCI EAFE Index Fund	17,500	845,600
iShares MSCI Emerging Markets Eastern Europe Index Fund (a)	2,568	63,173
iShares MSCI Emerging Markets Index Fund	2,463	93,840
iShares MSCI Malaysia Index Fund	1,514	16,790
iShares MSCI Mexico Investable Market Index Fund	225	11,000
iShares MSCI South Africa Index Fund	979	55,108
iShares MSCI South Korea Index Fund	3,614	159,016
iShares MSCI Taiwan Index Fund	7,415	84,234
iShares MSCI Turkey Index Fund	1,363	73,602
iShares Nasdaq Biotechnology Index Fund (a)	6,050	491,442
Korea Fund, Inc. (a)	5,511	180,595
Market Vectors - Gold Miners ETF	20,730	1,033,598
Market Vectors - Russia ETF	1,801	53,310
PowerShares DB US Dollar Index Bullish Fund (a)	47,000	1,190,980
ProShares UltraShort FTSE/Xinhua China 25 (a)	7,250	305,733
SPDR S&P China ETF	612	41,218
SPDR S&P Emerging Middle East & Africa ETF	1,335	82,543
Technology Select Sector SPDR Fund	19,435	420,573
Utilities Select Sector SPDR Fund	21,400	615,464
TOTAL EXCHANGE TRADED FUNDS (Cost $6,211,929)		$6,182,241

US GOVERNMENT NOTE/BONDS - 17.66%
United States Treasury Inflation Indexed Bonds
1.250%, 04/15/2014	$514,170	534,375
1.375%, 01/15/2020	704,480	710,039
2.375%, 01/15/2025	4,040,960	4,417,590
		5,662,004
TOTAL US GOVERNMENT NOTE/BONDS (Cost $5,636,928)		$5,662,004

	Contracts	Value
PURCHASED OPTIONS - 0.00%
Cocoa Future
Expiration: June, 2010, Exercise Price: $3,000.000	1	310
Copper LME
Expiration: July, 2010, Exercise Price: $10,000.000	1	34
TOTAL PURCHASED OPTIONS (Cost $3,179)		$344

MUTUAL FUNDS - 0.83%
Funds, Trusts, and Other Financial Vehicles - 0.83%
Aberdeen Indonesia Fund, Inc.	4,487	46,485
China Fund, Inc.	1,170	31,122
Greater China Fund, Inc.	8,129	88,850
India Fund, Inc. (a)	2,106	60,316
Thai Fund, Inc.	4,566	40,455
		267,228
TOTAL MUTUAL FUNDS (Cost $287,347)		$267,228

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 6.99%
Fidelity Money Market Portfolio	$2,241,615	$2,241,615
TOTAL SHORT TERM INVESTMENTS (Cost $2,241,615)		$2,241,615

Total Investments (Cost $32,778,545) - 100.11%		$32,104,948
Liabilities in Excess of Other Assets - (0.11)%		(35,143)
TOTAL NET ASSETS - 100.00%		$32,069,805

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

	The cost basis of investments for federal income tax purposes at May 31, 2010
	was as follows*:

	Cost of investments	$32,778,545
	Gross unrealized appreciation on futures	85,487
	Gross unrealized appreciation on investments	660,431
	Gross unrealized appreciation on short positions	416,462
	Gross unrealized appreciation on written options	3,262
	Gross unrealized depreciation on investments	(1,334,029)
	Gross unrealized depreciation on short positions	(254,188)
	Gross unrealized depreciation on futures	(210,800)
	Net unrealized depreciation	$(633,375)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2010 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Equity
Accommodation and Food Services	$129,450		—	$129,450
Administrative Support, Waste Management	182,745		—	182,745
Agriculture, Forestry, and Hunting	31,552		—	31,552
Construction	234,396		—	234,396
Finance & Insurance	8,864,632	85,210	—	8,949,842
Health Care and Social Assistance	57,087		—	57,087
Information	1,296,263	50,068	—	1,346,331
Management of Companies and Enterprises	63,474	20,419	—	83,893
Manufacturing	3,667,466		—	3,667,466
Mining	1,327,132	27,156	—	1,354,288
Professional, Scientific, and Techincal Services	319,094		—	319,094
Retail Trade	733,689		—	733,689
Transportation and Warehousing	95,600		—	95,600
Utilities	635,569		—	635,569
Wholesale Trade	240,490		—	240,490
Total Equity	17,878,639	182,853	—	18,061,492

Fixed Income
US Government Note/Bonds	—	5,662,004	—	5,662,004
Corporated Bonds	—	1,547,430	—	1,547,430
Convertible Bonds	—	4,592,063	—	4,592,063
Total Fixed Income	—	11,801,497	—	11,801,497

Options
Purchased Options	344	—	—	344
Total Options	344	—	—	344

Short-Term Investments	2,241,615	—	—	2,241,615
Total Investment in Securities	20,120,598	11,984,350	—	32,104,948

Other Financial Instruments*	$40,223	—	—	$40,223

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, and securities held short which are valued at the unrealized appreciation / depreciation on the instrument.

Disclosures About Derivative Instruments and Hedging Activities. (Unaudited)

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Purchased Options	$344
Written Options	4,410
Futures Contracts	16,146,754
Total	$16,151,508

The Effect of Derivative Instruments on income for the period March 1, 2009 through May 31, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1,
as hedging instruments	2010 through
May 31, 2010
Futures Contracts	(892,867)
Total	$(892,867)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1,
as hedging instruments	2010 through
May 31, 2010
Purchased Options	(2,835)
Written Options	3,262
Futures Contracts	31,791
Total	$32,218

Alternative Strategies Mutual Fund
Schedule of Securities Sold Short
May 31, 2010 (Unaudited)

3M Co.	1,330	$105,482
Abbott Laboratories	1,672	79,520
Adobe Systems, Inc.	1,041	33,395
Amazon.com, Inc.	1,593	199,858
American Express Co.	2,902	115,703
AmeriCredit Corp.	1,500	32,430
Amgen, Inc.	1,500	77,670
Anadarko Petetroleum Corp.	1,442	75,460
AOL, Inc.	200	4,126
Apache Corp.	1,004	89,898
Apple, Inc.	810	208,300
Aqua America, Inc.	4,927	85,976
BlackRock, Inc.	745	125,071
BorgWarner, Inc.	3,425	127,615
Bunge Limited	700	34,132
Carnival Corp.	2,205	79,887
Chesapeake Energy Corp.	1,800	40,212
Cisco Systems, Inc.	5,967	138,196
Citrix Systems, Inc.	700	30,527
Colgate-Palmolive Co.	700	54,663
Comtech Telecommunications Corp.	3,550	102,275
Concur Technologies, Inc.	1,800	76,140
Consumer Discretionary Select Sector SPDR Fund	1,000	32,330
Corning, Inc.	2,026	35,313
Covanta Holding Corp.	4,850	74,836
CSG Systems International, Inc.	2,850	58,482
CVS Caremark Corporation	2,586	89,553
Danaher Corporation	1,258	99,860
The Dow Chemical Company	3,027	81,457
DryShips, Inc.	18,000	86,580
DST Systems Inc.	2,250	86,220
EMC Corporation	1,874	34,894
Energy Select Sector SPDR Fund	1,800	95,490
EOG Resources, Inc.	888	93,098
Equinix, Inc.	1,000	92,010
Equity Residential	1,047	47,251
Express Scripts, Inc.	683	68,710
Ford Motor Company	8,600	100,878
Forest City Enterprises, Inc.	5,550	73,593
Fortune Brands, Inc.	1,000	47,450
General Cable Corp.	2,300	71,668
General Electric Co.	13,369	218,583
Gilead Sciences, Inc.	2,010	72,199
Global Industries Ltd.	1,700	8,874
Google, Inc.	391	189,705
Greatbatch, Inc.	2,400	50,592
Halliburton Co.	1,528	37,940
Henry Schein, Inc.	2,050	115,641
Hewlett-Packard Co.	1,056	48,587
Hornbeck Offshore Services Inc.	650	9,932
Industrial Select Sector SPDR Fund	2,500	74,075
Intel Corp.	6,116	131,005
International Business Machines Corp.	922	115,490
Johnson & Johnson	1,290	75,207
Kinetic Concepts, Inc.	1,950	80,730
Knight Capital Group, Inc.	5,450	79,625
Massey Energy Co.	500	16,560
Mastercard, Inc.	281	56,697
Materials Select Sector SPDR Fund	5,000	153,750
McDonald's Corporation	1,976	132,135
Medtronic, Inc.	2,078	81,416
Merck & Co., Inc.	3,598	121,217
MetLife, Inc.	1,210	48,993
Molina Healthcare, Inc.	850	23,392
Mylan, Inc.	6,000	116,640
Newmont Mining Corp.	1,603	86,273
NIKE, Inc.	1,111	80,414
Occidental Petroleum Corporation	1,436	118,484
Oracle Corp.	5,258	118,673
PepsiCo, Inc.	1,197	75,279
Pfizer, Inc.	8,116	123,607
Philip Morris International, Inc.	1,748	77,122
Praxair, Inc.	464	36,006
Procter & Gamble Co.	2,334	142,584
Public Storage	564	52,277
QUALCOMM, Inc.	2,476	88,047
Rovi Corp.	2,750	102,685
Schlumberger Ltd.	2,168	121,733
Simon Property Group Inc.	1,261	107,223
Sotheby's	3,300	107,250
Southern Union Co.	2,964	64,526
Southwest Airlines Co.	6,000	74,640
SPDR S&P 500 ETF Trust	5,400	590,976
Sterlite Industries India Ltd. - ADR	4,300	61,318
Stryker Corp.	967	51,280
T. Rowe Price Group, Inc.	816	40,408
Target Corp.	691	37,680
Time Warner Cable, Inc.	500	27,365
Time Warner, Inc.	2,100	65,079
Visa, Inc.	969	70,214
VMware, Inc.	656	43,434
Vornado Realty Trust	586	45,520
Wal-Mart Stores, Inc.	2,695	136,259
Wells Fargo & Company	4,350	124,802
Yahoo!, Inc.	11,291	173,204
Total Securities Sold Short (Proceeds $8,551,829)		$8,389,556

Alternative Strategies Mutual Fund
Schedule of Options Written
May 31, 2010 (Unaudited)

	Contracts	Value
CALL OPTIONS

Copper LME Option July 10C 7500
Expiration: July, 2010, Exercise Price: $7,500.00	1	$3,890
PUT OPTIONS

Natural Gas Option July 10P 678
Expiration: June, 2010, Exercise Price: $3.750	2	520
Total Options Written (Premiums received $7,672)		$4,410

Alternative Strategies Mutual Fund
Schedule of Open Futures Contracts
May 31, 2010 (Unaudited)

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation/
Description	Sold	Value	Month	(Depreciation)
E-mini MSCI EAFE	14	946,400	June-10	(16,541)
E-mini MSCI Emerging	43	1,961,300	June-10	(126,907)
Natural Gas	1	45,720	October-10	(1,877)
US 10 Year Note	68	8,151,500	September-10	66,282
US Long Bond	1	122,656	September-10	2,139
Total Futures Contracts Sold		$11,227,576		$(76,904)

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation/
Description	Purchased	Value	Month	(Depreciation)
Corn	21	376,950	July-10	(13,268)
Cocoa	1	29,650	July-10	(2,707)
WTI Crude	6	443,820	July-10	12,544
Gold 100 oz.	3	364,500	August-10	4,522
Copper	9	698,513	July-10	(42,926)
Natural Gas	1	54,670	January-11	(203)
S&P 500 E-mini	27	1,469,475	June-10	(5,547)
NASDAQ 100 E-mini	40	1,481,600	June-10	(824)
Total Futures Contracts Purchased		$4,919,178		$(48,409)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date        July  22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date        July  22, 2010

By           /s/ John Buckel
John Buckel, Treasurer

Date        July  22, 2010